Submission	Sep. 26, 2025
Submission [Line Items]
Central Index Key	0001373715
Registrant Name	ServiceNow, Inc.
Registration File Number	333-286708
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A